MoA Small Cap Growth Fund Investment Strategy - MoA Small Cap Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]	The Fund invests primarily in growth stocks issued by companies with small sized market capitalizations that Mutual of America Capital Management LLC (the “Adviser”) believes to possess the potential for capital appreciation, based on a bottom-up fundamental stock selection process. The process includes analysis of a company’s business and financial models, as well as understanding its financial statements, to assess the potential for long-term growth in sales and cash flow. The Fund may invest significantly in investments in a particular industry, group of industries or sector, particularly at times when issuers in such industry, group of industries or sector represent a significant portion of the Russell 2000® Growth Index. Currently, the Fund invests significantly in the stocks of health care, industrials and technology companies. ●Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in small-cap growth stocks, which the Adviser defines as those that have market capitalizations that fall within the market capitalization range of companies in the Russell 2000® Growth Index, and at least 85% of the Fund’s total assets are invested in equity securities.